Property, Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 8,763,438
Increases other than from business combinations	606,563	$ 795,892
Ending balance	8,354,672	8,763,438
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	1,189,709	1,059,070
Increases other than from business combinations	583,727	775,595
Increases (decreases) from foreign currency translation differences, net	(214,324)	(156,075)
Increases (decreases) from transfers and other changes	(483,505)	(677,665)
Increases (decreases) from transfers from construction in progress	(483,505)	(677,665)
Argentine hyperinflationary economy	115,905	163,990
Other increases (decreases)	(83,531)	24,794
Total changes	(81,728)	130,639
Ending balance	1,107,981	1,189,709
Land
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	163,522	163,660
Increases other than from business combinations		414
Increases (decreases) from foreign currency translation differences, net	(11,335)	(5,955)
Increases (decreases) from transfers and other changes	2,076	1,865
Increases (decreases) from transfers from construction in progress	2,076	1,865
Disposals and removal from service	(79)	(855)
Disposals	(78)	(794)
Removals	(1)	(61)
Argentine hyperinflationary economy	3,815	4,731
Other increases (decreases)	895	(338)
Total changes	(4,628)	(138)
Ending balance	158,894	163,522
Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	257,147	137,455
Increases other than from business combinations	744	907
Increases (decreases) from foreign currency translation differences, net	(25,179)	(10,400)
Depreciation	(11,198)	(14,011)
Impairment (losses) reversals recognized in profit or loss		(1,307)
Increases (decreases) from transfers and other changes	23,769	18,298
Increases (decreases) from transfers from construction in progress	23,769	18,298
Disposals and removal from service		(5,180)
Disposals		(412)
Removals		(4,768)
Argentine hyperinflationary economy	7,330	9,150
Other increases (decreases)	698	122,235
Total changes	(3,836)	119,692
Ending balance	253,311	257,147
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,585,593	3,722,183
Increases other than from business combinations	246	3,558
Increases (decreases) from foreign currency translation differences, net	(282,132)	(145,309)
Depreciation	(207,624)	(227,473)
Increases (decreases) from transfers and other changes	159,526	205,682
Increases (decreases) from transfers from construction in progress	159,526	205,682
Disposals and removal from service	(2,961)
Disposals	(2,014)
Removals	(947)
Argentine hyperinflationary economy	98,418	75,860
Other increases (decreases)	33,638	(48,908)
Total changes	(200,889)	(136,590)
Ending balance	3,384,704	3,585,593
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,369,083	3,226,015
Increases (decreases) from foreign currency translation differences, net	(412,848)	(387,169)
Depreciation	(203,165)	(193,738)
Increases (decreases) from transfers and other changes	276,955	430,453
Increases (decreases) from transfers from construction in progress	276,955	430,453
Disposals and removal from service	(5,035)	(7,416)
Disposals	(9)
Removals	(5,026)	(7,416)
Argentine hyperinflationary economy	247,568	340,626
Other increases (decreases)	(3,900)	(39,688)
Total changes	(100,425)	143,068
Ending balance	3,268,658	3,369,083
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	198,384	195,089
Increases other than from business combinations	21,846	15,418
Increases (decreases) from foreign currency translation differences, net	(38,472)	(2,993)
Depreciation	(23,264)	(23,006)
Increases (decreases) from transfers and other changes	21,179	21,367
Increases (decreases) from transfers from construction in progress	21,179	21,367
Disposals and removal from service	(3,916)	(3,428)
Disposals	(142)
Removals	(3,774)	(3,428)
Argentine hyperinflationary economy	(1,881)	19,819
Other increases (decreases)	7,248	(23,882)
Total changes	(17,260)	3,295
Ending balance	181,124	198,384
Property, Plant and Equipment, Net [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	8,763,438	8,503,472
Increases other than from business combinations	606,563	795,892
Increases (decreases) from foreign currency translation differences, net	(984,290)	(707,901)
Depreciation	(445,251)	(458,228)
Impairment (losses) reversals recognized in profit or loss		(1,307)
Disposals and removal from service	(11,991)	(16,879)
Disposals	(2,243)	(1,206)
Removals	(9,748)	(15,673)
Argentine hyperinflationary economy	471,155	614,176
Other increases (decreases)	(44,952)	34,213
Total changes	(408,766)	259,966
Ending balance	$ 8,354,672	$ 8,763,438